Derivatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Net gain in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	¥ 51
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	Approximately 21 months